UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05482

DWS High Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS High Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 114.6%
Consumer Discretionary 23.6%
313 Group, Inc., 144A, 6.375%, 12/1/2019		220,000	214,500
AMC Entertainment, Inc., 8.75%, 6/1/2019		705,000	772,856
AMC Networks, Inc., 7.75%, 7/15/2021		90,000	102,150
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		475,000	488,656
8.375%, 11/15/2020		235,000	262,025
AutoNation, Inc., 6.75%, 4/15/2018		300,000	342,750
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		270,000	294,975
9.625%, 3/15/2018		135,000	149,175
BC Mountain LLC, 144A, 7.0%, 2/1/2021		210,000	216,300
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	482,825
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		530,000	580,350
Cablevision Systems Corp., 8.0%, 4/15/2020		70,000	77,700
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		435,000	424,125
10.0%, 12/15/2018		230,000	151,800
11.25%, 6/1/2017		1,620,000	1,723,275
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		245,000	256,025
CCO Holdings LLC:
5.25%, 9/30/2022		1,525,000	1,500,219
6.5%, 4/30/2021		305,000	324,825
6.625%, 1/31/2022		510,000	552,075
7.0%, 1/15/2019		125,000	134,688
7.25%, 10/30/2017		1,190,000	1,285,200
7.375%, 6/1/2020		65,000	71,906
7.875%, 4/30/2018		2,535,000	2,706,112
8.125%, 4/30/2020		75,000	83,531
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		125,000	126,563
Cequel Communications Holdings I LLC:
144A, 6.375%, 9/15/2020		1,205,000	1,245,669
144A, 8.625%, 11/15/2017		1,900,000	2,033,000
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		85,000	82,025
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		150,000	149,625
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		270,000	282,150
Series B, 144A, 6.5%, 11/15/2022		390,000	410,475
Series A, 7.625%, 3/15/2020		65,000	66,625
Series B, 7.625%, 3/15/2020		655,000	677,925
Crown Media Holdings, Inc., 10.5%, 7/15/2019		155,000	174,763
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		200,000	200,500
Delphi Corp., 5.0%, 2/15/2023		305,000	317,581
DISH DBS Corp.:
4.625%, 7/15/2017		190,000	196,650
6.75%, 6/1/2021		80,000	89,000
7.125%, 2/1/2016		550,000	611,875
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		455,000	284
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		220,000	223,300
Harron Communications LP, 144A, 9.125%, 4/1/2020		325,000	357,500
Hertz Corp.:
6.75%, 4/15/2019		90,000	96,975
144A, 6.75%, 4/15/2019		250,000	269,375
7.5%, 10/15/2018		930,000	1,016,025
Isle of Capri Casinos, Inc., 144A, 5.875%, 3/15/2021 (b)		165,000	164,175
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		125,000	128,125
Levi Strauss & Co., 7.625%, 5/15/2020		200,000	218,000
Libbey Glass, Inc., 6.875%, 5/15/2020		145,000	155,513
Limited Brands, Inc., 7.0%, 5/1/2020		185,000	213,444
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		285,000	312,431
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		465,000	471,975
Mediacom LLC:
7.25%, 2/15/2022		125,000	135,313
9.125%, 8/15/2019		295,000	327,450
MGM Resorts International:
6.625%, 12/15/2021		635,000	657,225
144A, 6.75%, 10/1/2020		95,000	99,513
7.5%, 6/1/2016		105,000	115,631
7.625%, 1/15/2017		290,000	319,725
8.625%, 2/1/2019		975,000	1,118,812
10.0%, 11/1/2016		120,000	142,800
National CineMedia LLC:
6.0%, 4/15/2022		245,000	262,762
7.875%, 7/15/2021		260,000	289,900
Norcraft Companies LP, 10.5%, 12/15/2015		1,030,000	1,084,075
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		215,000	228,437
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		330,000	345,262
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	181,913
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		60,000	61,800
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		220,000	224,950
Regal Entertainment Group:
5.75%, 2/1/2025		50,000	49,000
9.125%, 8/15/2018		185,000	207,662
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		225,000	243,844
144A, 7.804%, 10/1/2020		375,000	392,062
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		920,000	1,028,100
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		290,000	319,000
Sotheby's, 144A, 5.25%, 10/1/2022		215,000	217,150
Starz LLC, 144A, 5.0%, 9/15/2019		175,000	178,938
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		205,000	208,075
UCI International, Inc., 8.625%, 2/15/2019		125,000	127,813
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,020,000	1,030,200
144A, 7.5%, 3/15/2019		515,000	561,350
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	765,633
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		1,560,000	1,677,000
144A, 7.875%, 11/1/2020		140,000	154,875
144A, 8.5%, 5/15/2021		75,000	81,844
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	530,000	755,081
144A, 9.75%, 4/15/2018	EUR	450,000	619,810
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		220,000	241,725
Visant Corp., 10.0%, 10/1/2017		235,000	212,087
Visteon Corp., 6.75%, 4/15/2019		414,000	440,910
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		180,000	194,400

			38,791,718
Consumer Staples 3.0%
Alliance One International, Inc., 10.0%, 7/15/2016		155,000	163,719
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		95,000	96,663
Constellation Brands, Inc.:
6.0%, 5/1/2022		110,000	120,175
7.25%, 9/1/2016		930,000	1,054,387
Darling International, Inc., 8.5%, 12/15/2018		465,000	528,937
Del Monte Corp., 7.625%, 2/15/2019		435,000	451,312
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		125,000	130,469
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		395,000	429,562
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		180,000	193,950
NBTY, Inc., 9.0%, 10/1/2018		140,000	156,625
Pilgrim's Pride Corp., 7.875%, 12/15/2018		160,000	170,800
Smithfield Foods, Inc.:
6.625%, 8/15/2022		280,000	304,500
7.75%, 7/1/2017		385,000	442,750
Tops Holding Corp., 144A, 8.875%, 12/15/2017		105,000	113,663
TreeHouse Foods, Inc., 7.75%, 3/1/2018		290,000	313,563
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		215,000	225,213

			4,896,288
Energy 14.4%
Access Midstream Partners LP:
4.875%, 5/15/2023		265,000	262,350
6.125%, 7/15/2022		380,000	407,550
Arch Coal, Inc.:
7.0%, 6/15/2019		120,000	103,500
7.25%, 10/1/2020		115,000	98,613
Berry Petroleum Co.:
6.375%, 9/15/2022		220,000	232,100
6.75%, 11/1/2020		335,000	356,775
10.25%, 6/1/2014		380,000	414,200
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		215,000	228,438
8.625%, 10/15/2020		115,000	126,500
Chaparral Energy, Inc.:
144A, 7.625%, 11/15/2022		125,000	134,375
7.625%, 11/15/2022		70,000	75,950
Chesapeake Energy Corp.:
7.25%, 12/15/2018		1,490,000	1,683,700
9.5%, 2/15/2015		495,000	559,350
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		235,000	242,638
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		295,000	336,300
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		140,000	149,450
8.5%, 12/15/2019		70,000	75,600
Continental Resources, Inc.:
5.0%, 9/15/2022		190,000	204,250
7.125%, 4/1/2021		175,000	198,625
7.375%, 10/1/2020		200,000	225,500
8.25%, 10/1/2019		105,000	117,338
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		115,000	121,325
8.875%, 2/15/2018		345,000	371,737
Denbury Resources, Inc., 4.625%, 7/15/2023		515,000	505,344
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		425,000	450,500
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		350,000	362,250
El Paso LLC, 7.25%, 6/1/2018		455,000	520,716
EP Energy LLC:
6.875%, 5/1/2019		395,000	430,550
7.75%, 9/1/2022		95,000	102,838
9.375%, 5/1/2020		90,000	102,600
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		470,000	478,225
EV Energy Partners LP, 8.0%, 4/15/2019		985,000	1,031,787
Global Geophysical Services, Inc., 10.5%, 5/1/2017		380,000	292,600
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		425,000	456,875
144A, 9.75%, 7/15/2020		175,000	193,156
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020		125,000	133,750
HollyFrontier Corp., 9.875%, 6/15/2017		530,000	565,775
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		260,000	269,100
Linn Energy LLC:
144A, 6.25%, 11/1/2019		635,000	647,700
6.5%, 5/15/2019		140,000	144,900
MarkWest Energy Partners LP, 5.5%, 2/15/2023		120,000	126,000
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		585,000	605,475
144A, 6.5%, 3/15/2021		240,000	253,200
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		125,000	137,188
Newfield Exploration Co., 5.75%, 1/30/2022		225,000	241,875
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		610,000	637,450
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		180,000	194,400
6.875%, 1/15/2023		110,000	120,450
7.25%, 2/1/2019		415,000	448,200
Offshore Group Investment Ltd.:
144A, 7.5%, 11/1/2019		310,000	319,687
11.5%, 8/1/2015		95,000	103,550
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		200,000	171,000
Plains Exploration & Production Co.:
6.125%, 6/15/2019		265,000	292,825
6.75%, 2/1/2022		605,000	686,675
6.875%, 2/15/2023		550,000	633,875
7.625%, 6/1/2018		340,000	357,000
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021		375,000	387,187
SandRidge Energy, Inc., 7.5%, 3/15/2021		380,000	397,100
SESI LLC:
6.375%, 5/1/2019		245,000	262,763
7.125%, 12/15/2021		795,000	880,462
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018		155,000	165,463
Swift Energy Co.:
7.875%, 3/1/2022		485,000	505,612
144A, 7.875%, 3/1/2022		275,000	286,687
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	407,950
Tesoro Corp.:
4.25%, 10/1/2017		235,000	244,400
5.375%, 10/1/2022		165,000	171,600
Venoco, Inc., 8.875%, 2/15/2019		305,000	293,562
WPX Energy, Inc., 5.25%, 1/15/2017		1,015,000	1,055,600

			23,802,066
Financials 19.0%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		245,000	233,363
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		790,000	837,400
Ally Financial, Inc.:
4.625%, 6/26/2015		1,070,000	1,124,837
5.5%, 2/15/2017		1,540,000	1,669,628
6.25%, 12/1/2017		550,000	614,217
8.0%, 3/15/2020		705,000	865,387
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		110,000	114,263
Altice Financing SA, 144A, 7.875%, 12/15/2019		245,000	264,600
AmeriGas Finance LLC:
6.75%, 5/20/2020		125,000	134,688
7.0%, 5/20/2022		125,000	135,000
Antero Resources Finance Corp.:
7.25%, 8/1/2019		305,000	329,400
9.375%, 12/1/2017		195,000	212,550
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		350,000	377,125
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	351,750
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		492,880	517,524
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		920,000	979,340
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		220,000	233,200
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		265,000	261,687
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		455,000	480,025
Case New Holland, Inc., 7.875%, 12/1/2017		645,000	757,069
CIT Group, Inc.:
4.25%, 8/15/2017		560,000	579,600
5.0%, 5/15/2017		230,000	244,663
5.25%, 3/15/2018		645,000	693,375
CNH Capital LLC, 3.875%, 11/1/2015		330,000	339,075
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		420,000	456,225
E*TRADE Financial Corp.:
6.375%, 11/15/2019		310,000	323,175
6.75%, 6/1/2016		385,000	410,987
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		150,000	166,688
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		435,000	480,019
5.875%, 8/2/2021		325,000	370,676
6.625%, 8/15/2017		360,000	420,408
8.125%, 1/15/2020		225,000	283,459
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		250,000	270,625
144A, 5.875%, 1/31/2022		220,000	241,450
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		190,000	207,100
144A, 6.5%, 9/15/2018		125,000	141,250
Hellas Telecommunications Finance SCA, 144A, 8.21% **, 7/15/2015 (PIK) *	EUR	294,810	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		110,000	108,350
8.875%, 2/1/2018		635,000	638,175
International Lease Finance Corp.:
5.75%, 5/15/2016		1,215,000	1,306,585
6.25%, 5/15/2019		345,000	377,842
8.625%, 9/15/2015		245,000	278,687
8.625%, 1/15/2022		350,000	444,500
8.75%, 3/15/2017		1,035,000	1,220,006
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	496,649
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		415,000	435,750
8.125%, 7/1/2019		215,000	234,350
8.625%, 7/15/2020		180,000	199,800
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		210,000	223,913
(REIT), 6.875%, 5/1/2021		305,000	329,019
National Money Mart Co., 10.375%, 12/15/2016		385,000	425,425
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		190,000	198,550
144A, 5.875%, 3/15/2022		310,000	325,500
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		160,000	158,000
NII Capital Corp., 7.625%, 4/1/2021		170,000	119,000
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		430,000	460,100
9.25%, 4/1/2015		253,000	255,214
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		435,000	449,137
6.875%, 2/15/2021		580,000	619,150
7.125%, 4/15/2019		1,545,000	1,658,944
8.25%, 2/15/2021		120,000	123,900
9.875%, 8/15/2019		100,000	109,500
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		475,000	537,937
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		125,000	127,500
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		190,000	195,938
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		275,000	273,281
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,200,000	1,287,000
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		235,000	258,500
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		300,000	324,750
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		470,000	501,725
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		280,000	288,400
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		110,000	113,850

			31,226,755
Health Care 10.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		565,000	605,962
Biomet, Inc.:
144A, 6.5%, 8/1/2020		380,000	401,850
144A, 6.5%, 10/1/2020		110,000	113,300
Community Health Systems, Inc.:
5.125%, 8/15/2018		3,440,000	3,616,300
7.125%, 7/15/2020		1,830,000	1,971,825
HCA Holdings, Inc., 7.75%, 5/15/2021		605,000	667,012
HCA, Inc.:
5.875%, 3/15/2022		315,000	339,413
6.5%, 2/15/2020		3,645,000	4,082,400
7.5%, 2/15/2022		915,000	1,052,250
7.875%, 2/15/2020		855,000	947,981
8.5%, 4/15/2019		335,000	371,012
9.875%, 2/15/2017		224,000	235,200
Hologic, Inc., 144A, 6.25%, 8/1/2020		230,000	242,650
IMS Health, Inc., 144A, 6.0%, 11/1/2020		275,000	286,000
Mylan, Inc., 144A, 7.875%, 7/15/2020		300,000	349,936
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		180,000	202,950
STHI Holding Corp., 144A, 8.0%, 3/15/2018		180,000	196,650
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021		50,000	49,313
6.25%, 11/1/2018		1,200,000	1,329,000
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		430,000	464,400

			17,525,404
Industrials 8.5%
Accuride Corp., 9.5%, 8/1/2018		175,000	171,500
Aguila 3 SA, 144A, 7.875%, 1/31/2018		520,000	551,200
Air Lease Corp.:
4.75%, 3/1/2020		310,000	308,450
5.625%, 4/1/2017		530,000	561,800
BE Aerospace, Inc., 6.875%, 10/1/2020		190,000	210,425
Belden, Inc., 144A, 5.5%, 9/1/2022		380,000	389,500
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		505,000	512,575
144A, 7.75%, 3/15/2020		1,365,000	1,552,687
Briggs & Stratton Corp., 6.875%, 12/15/2020		175,000	197,750
Casella Waste Systems, Inc., 7.75%, 2/15/2019		645,000	617,587
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		265,000	268,975
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		155,000	153,838
Ducommun, Inc., 9.75%, 7/15/2018		180,000	197,100
DynCorp International, Inc., 10.375%, 7/1/2017		505,000	500,581
Florida East Coast Railway Corp., 8.125%, 2/1/2017		115,000	123,769
FTI Consulting, Inc.:
144A, 6.0%, 11/15/2022		220,000	227,150
6.75%, 10/1/2020		850,000	903,125
Garda World Security Corp., 144A, 9.75%, 3/15/2017		195,000	208,650
GenCorp, Inc., 144A, 7.125%, 3/15/2021		770,000	800,800
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		305,000	332,259
7.125%, 3/15/2021		60,000	65,400
Interline Brands, Inc., 7.5%, 11/15/2018		300,000	324,750
Iron Mountain, Inc., 5.75%, 8/15/2024		265,000	264,337
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		415,000	431,600
Meritor, Inc.:
8.125%, 9/15/2015		30,000	31,688
10.625%, 3/15/2018		185,000	197,950
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		400,000	346,000
8.875%, 11/1/2017		130,000	132,275
Navios South American Logistics, Inc., 9.25%, 4/15/2019		155,000	162,750
Nortek, Inc., 8.5%, 4/15/2021		235,000	259,088
Ply Gem Industries, Inc., 9.375%, 4/15/2017		90,000	97,313
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	217,813
7.5%, 10/1/2017		210,000	222,600
Titan International, Inc., 7.875%, 10/1/2017		535,000	573,787
TransDigm, Inc., 7.75%, 12/15/2018		380,000	417,050
United Rentals North America, Inc.:
5.75%, 7/15/2018		425,000	457,406
6.125%, 6/15/2023		30,000	31,500
7.375%, 5/15/2020		350,000	383,250
7.625%, 4/15/2022		350,000	387,625
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	218,000

			14,011,903
Information Technology 5.1%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		270,000	280,125
Avaya, Inc., 144A, 7.0%, 4/1/2019		870,000	830,850
CDW LLC, 8.5%, 4/1/2019		470,000	518,175
CyrusOne LP, 144A, 6.375%, 11/15/2022		110,000	115,775
eAccess Ltd., 144A, 8.25%, 4/1/2018		180,000	202,050
Equinix, Inc.:
4.875%, 4/1/2020 (b)		290,000	293,988
5.375%, 4/1/2023 (b)		545,000	547,725
7.0%, 7/15/2021		250,000	274,375
8.125%, 3/1/2018		885,000	980,137
Fidelity National Information Services, Inc., 5.0%, 3/15/2022		125,000	132,500
First Data Corp.:
144A, 6.75%, 11/1/2020		765,000	785,081
144A, 7.375%, 6/15/2019		280,000	294,350
144A, 8.875%, 8/15/2020		500,000	552,500
144A, 11.25%, 1/15/2021		140,000	142,800
Flextronics International Ltd., 144A, 4.625%, 2/15/2020		140,000	141,225
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		710,000	781,000
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		540,000	591,300
7.625%, 6/15/2021		245,000	279,300
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		210,000	205,275
Jabil Circuit, Inc.:
5.625%, 12/15/2020		315,000	335,475
7.75%, 7/15/2016		135,000	155,588

			8,439,594
Materials 8.6%
APERAM, 144A, 7.375%, 4/1/2016		230,000	229,425
Ashland, Inc., 144A, 3.875%, 4/15/2018		555,000	563,325
Axiall Corp., 144A, 4.875%, 5/15/2023		65,000	65,975
Ball Corp., 7.375%, 9/1/2019		135,000	149,513
Berry Plastics Corp.:
9.5%, 5/15/2018		190,000	211,375
9.75%, 1/15/2021		230,000	265,650
Clearwater Paper Corp., 7.125%, 11/1/2018		395,000	427,587
Compass Minerals International, Inc., 8.0%, 6/1/2019		380,000	410,400
Continental Rubber of America Corp., 144A, 4.5%, 9/15/2019		175,000	178,500
Crown Americas LLC, 6.25%, 2/1/2021		55,000	59,950
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		130,000	132,113
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		600,000	577,500
144A, 9.875%, 6/15/2015		105,000	86,100
Exopack Holding Corp., 10.0%, 6/1/2018		245,000	233,362
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		380,000	396,150
144A, 6.875%, 4/1/2022		270,000	288,900
144A, 7.0%, 11/1/2015		390,000	408,525
144A, 8.25%, 11/1/2019		305,000	337,025
Greif, Inc., 7.75%, 8/1/2019		110,000	128,150
Huntsman International LLC:
4.875%, 11/15/2020		245,000	242,550
8.625%, 3/15/2020		350,000	390,250
8.625%, 3/15/2021		140,000	158,200
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		320,000	309,600
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		155,000	163,913
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		600,000	639,000
144A, 8.75%, 6/1/2020		360,000	391,500
JMC Steel Group, Inc., 144A, 8.25%, 3/15/2018		180,000	191,250
Kaiser Aluminum Corp., 8.25%, 6/1/2020		300,000	335,250
KGHM International Ltd., 144A, 7.75%, 6/15/2019		660,000	702,900
LyondellBasell Industries NV, 6.0%, 11/15/2021		120,000	141,000
Molycorp, Inc., 144A, 10.0%, 6/1/2020		235,000	227,950
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	200,000	190,610
Novelis, Inc.:
8.375%, 12/15/2017		905,000	988,712
8.75%, 12/15/2020		435,000	487,200
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	286,138
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		515,000	592,250
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		270,000	282,825
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	210,000
Polymer Group, Inc., 7.75%, 2/1/2019		310,000	335,575
PolyOne Corp., 144A, 5.25%, 3/15/2023		625,000	631,250
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		275,000	287,375
144A, 8.25%, 1/15/2021		200,000	210,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		455,000	475,475
Wolverine Tube, Inc., 6.0%, 6/28/2014		127,565	127,565

			14,147,863
Telecommunication Services 17.6%
Altice Finco SA, 144A, 9.875%, 12/15/2020		245,000	271,950
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,270,000	1,346,200
8.375%, 10/15/2020		1,050,000	1,105,125
8.75%, 3/15/2018		1,295,000	1,324,137
CPI International, Inc., 8.0%, 2/15/2018		135,000	139,388
Cricket Communications, Inc., 7.75%, 10/15/2020		1,610,000	1,642,200
Crown Castle International Corp., 7.125%, 11/1/2019		280,000	306,600
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		520,000	554,580
144A, 10.5%, 4/15/2018		260,000	286,000
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	211,500
144A, 8.25%, 9/1/2017		1,625,000	1,714,375
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	529,971	208
Frontier Communications Corp.:
7.125%, 1/15/2023		1,475,000	1,515,562
7.875%, 4/15/2015		47,000	52,170
8.25%, 4/15/2017		405,000	462,713
8.5%, 4/15/2020		540,000	607,500
8.75%, 4/15/2022		70,000	78,750
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		1,235,000	1,324,537
7.5%, 4/1/2021		1,205,000	1,304,412
8.5%, 11/1/2019		620,000	689,750
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,315,000	1,397,187
11.5%, 2/4/2017 (PIK)		1,763,437	1,875,856
iPCS, Inc., 2.424% **, 5/1/2013		180,000	179,820
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		30,000	32,400
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		260,000	272,025
7.875%, 9/1/2018		435,000	469,256
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	213,000
SBA Communications Corp., 144A, 5.625%, 10/1/2019		215,000	221,450
SBA Telecommunications, Inc., 8.25%, 8/15/2019		97,000	107,185
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,230,000	2,408,400
6.0%, 11/15/2022		380,000	383,800
9.125%, 3/1/2017		180,000	212,625
Syniverse Holdings, Inc., 9.125%, 1/15/2019		65,000	70,850
Telesat Canada, 144A, 6.0%, 5/15/2017		2,560,000	2,668,800
tw telecom holdings, Inc., 5.375%, 10/1/2022		300,000	312,750
Windstream Corp.:
144A, 6.375%, 8/1/2023		265,000	259,700
7.0%, 3/15/2019		515,000	526,588
7.5%, 6/1/2022		180,000	189,450
7.5%, 4/1/2023		440,000	459,800
7.75%, 10/15/2020		185,000	198,875
7.75%, 10/1/2021		355,000	382,513
7.875%, 11/1/2017		710,000	804,075
8.125%, 9/1/2018		300,000	328,500

			28,912,562
Utilities 4.2%
AES Corp.:
7.75%, 10/15/2015		1,135,000	1,271,200
8.0%, 10/15/2017		440,000	508,200
8.0%, 6/1/2020		480,000	558,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		441,000	479,587
144A, 7.875%, 7/31/2020		486,000	535,815
DPL, Inc., 6.5%, 10/15/2016		1,380,000	1,449,000
Electricite de France SA, 144A, 5.25%, 1/29/2049		290,000	285,505
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		370,000	250,675
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		70,000	79,450
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		715,000	761,475
144A, 7.25%, 4/1/2016		315,000	352,800
NRG Energy, Inc.:
7.625%, 1/15/2018		210,000	240,713
8.25%, 9/1/2020		75,000	84,844

			6,857,264

Total Corporate Bonds (Cost $179,745,116)			188,611,417
Government & Agency Obligations 3.4%
Sovereign Bonds
Republic of Croatia, 144A, 6.25%, 4/27/2017		690,000	744,358
Republic of Poland, 5.125%, 4/21/2021		2,110,000	2,442,325
Russian Federation, 144A, 5.0%, 4/29/2020		2,165,000	2,478,925

Total Government & Agency Obligations (Cost $4,982,182)			5,665,608
Loan Participations and Assignments 20.1%
Senior Loans ** 19.6%
Albertson's LLC, Term Loan, 5.75%, 2/25/2016		865,000	875,813
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		466,667	0
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		498,750	506,855
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		65,139	30,452
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		468,825	473,548
Caesars Entertainment Operating Co., Term Loan B6, 5.452%, 1/26/2018		120,000	110,550
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		865,000	885,094
Clear Channel Communications, Inc., Term Loan B, 3.854%, 1/29/2016		286,320	245,877
Consolidated Precision Products Corp., First Lien Term Loan, 5.75%, 12/20/2019		1,150,000	1,160,063
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		2,963,035	2,986,191
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		375,000	386,018
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018		1,054,635	1,060,568
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/24/2020		40,000	40,275
First Data Corp., Term Loan, 5.202%, 3/24/2017		1,945,000	1,952,294
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		2,390,000	2,407,184
Kabel Deutschland GmbH, Term Loan F1, 3.5%, 2/1/2019		3,040,000	3,055,747
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		495,772	499,904
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018		815,845	819,585
NRG Energy, Inc., Term Loan B, 3.25%, 7/2/2018		656,667	661,749
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/28/2019		773,063	774,025
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		409,655	413,539
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		665,418	671,034
Term Loan B2, 4.25%, 8/7/2019		1,730,663	1,750,946
Pinnacle Foods Finance LLC, Term Loan F, 4.75%, 10/17/2018		651,725	659,331
Plains Exploration & Production, 7 Year Term Loan, 4.0%, 11/30/2019		780,000	784,169
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		1,295,000	1,310,385
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		1,330,000	1,351,061
Tomkins LLC:
Term Loan B2, 3.75%, 9/29/2016		2,726,986	2,756,533
First Lien Term Loan, 5.0%, 11/9/2018		415,000	421,053
Transdigm, Inc., Term Loan B2, 4.0%, 2/14/2017		1,558,202	1,566,967
Univision Communications, Inc., Term Loan, 4.454%, 3/31/2017		435,702	437,177
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		107,834	109,066
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		132,462	133,976
Term Loan B1, 4.25%, 3/15/2018		348,795	352,782
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		239,797	242,537
WMG Acquisition Corp., Term Loan, 5.25%, 11/1/2018		330,000	334,950

			32,227,298
Sovereign Loan 0.5%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		750,000	820,875

Total Loan Participations and Assignments (Cost $33,085,299)			33,048,173
Convertible Bonds 0.8%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		195,000	324,553
Industrials 0.0%
Meritor, Inc., Step-down Coupon, 4.625% to 3/1/2016, 0% to 3/1/2026		70,000	66,413
Materials 0.6%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		776,436	920,154

Total Convertible Bonds (Cost $1,024,792)			1,311,120
Preferred Securities 0.6%
Financials 0.2%
Citigroup, Inc., Series A, 5.95%, 1/30/2023 (c)		275,000	280,156
Materials 0.4%
Hercules, Inc., 6.5%, 6/30/2029		810,000	745,200

Total Preferred Securities (Cost $679,888)			1,025,356

	Units	Value ($)
Other Investments 0.1%
Consumer Discretionary
AOT Bedding Super Holdings LLC * (d)	25	86,940

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	533	3,464
Trump Entertainment Resorts, Inc.*	51	0
Vertis Holdings, Inc.*	520	0

		3,464
Industrials 0.0%
Congoleum Corp.*	14,300	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*	14,091	6,411
GEO Specialty Chemicals, Inc. 144A*	1,283	584
Wolverine Tube, Inc.*	5,489	99,461

		106,456

Total Common Stocks (Cost $302,355)		109,920
Preferred Stock 0.2%
Financials
Ally Financial, Inc. 144A, 7.0%	345	335,696
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	972	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	71,669	31,964
Hercules Trust II, Expiration Date 3/31/2029*	775	6,747

		38,711

Total Warrants (Cost $124,997)		38,711
Cash Equivalents 5.5%
Central Cash Management Fund, 0.12% (e) (Cost $9,088,026)	9,088,026	9,088,026

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $229,377,480) †	145.4	239,320,967
Notes Payable	(45.6)	(75,000,000)
Other Assets and Liabilities, Net	0.2	252,503

Net Assets	100.0	164,573,470

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/15/2010	466,667	USD	467,631	0
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	65,139	USD	63,030	30,452
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	529,971	EUR	721,442	208
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	455,000	USD	456,800	284
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	294,810	EUR	84,504	0
					1,793,407	30,944

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2013.

†
The cost for federal income tax purposes was $229,811,047.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $9,509,920.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,427,948 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,918,028.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC *	June 2010	25,000	86,940	0.05

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At February 28, 2013, the Fund had unfunded loan commitments of $326,855, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	326,855	330,000	3,145

At February 28, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	405,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	14,464	4,964	9,500
6/21/2010 9/20/2013	865,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	30,892	(4,305)	35,197
6/21/2010 9/20/2015	1,220,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	132,124	(27,925)	160,049
12/20/2011 3/20/2017	440,0004	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	60,829	15,041	45,788
9/20/2012 12/20/2017	525,0005	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	66,523	37,513	29,010
12/20/2012 12/20/2017	3,500,0003	5.0%	Markit Dow Jones CDX North America High Yield Index	104,922	79,930	24,992
Total unrealized appreciation					304,536

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Citigroup, Inc.
2	The Goldman Sachs & Co.
3	Bank of America
4	Credit Suisse
5	UBS AG
As of February 28, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	2,003,500	USD	2,638,341	3/15/2013	22,382	Citigorup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$188,483,852	$127,565	$188,611,417
Government & Agency Obligations	—	5,665,608	—	5,665,608
Loan Participations and Assignments	—	33,048,173	0	33,048,173
Convertible Bonds	—	390,966	920,154	1,311,120
Preferred Security	—	1,025,356	—	1,025,356
Other Investments	—	—	86,940	86,940
Common Stocks(h)	—	3,464	106,456	109,920
Preferred Stock	—	335,696	—	335,696
Warrants(h)	—	—	38,711	38,711
Short-Term Investments	9,088,026	—	—	9,088,026
Unfunded Loan Commitment	—	3,145	—	3,145
Derivatives(i)
Credit Default Swap Contracts	—	304,536	—	304,536
Forward Foreign Currency Exchange Contracts	—	22,382	—	22,382
Total	$9,088,026	$229,283,178	$1,279,826	$239,651,030

During the period ended February 28, 2013, the amount of transfers between Level 2 and Level 3 was $0.  The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2013, categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$304,536	$—
Foreign Exchange Contracts	$—	$22,382

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013